Investment Portfolioas of December 31, 2025 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 89.3%
Communication Services 18.8%
Altice Financing SA, 144A, 9.625%, 7/15/2027	1,110,000	854,700
Altice France SA:
144A, 6.5%, 10/15/2031	1,271,435	1,207,305
144A, 6.875%, 10/15/2030	2,133,177	2,068,738
144A, 9.5%, 11/1/2029	700,791	720,806
AMC Networks, Inc.:
144A, 10.25%, 1/15/2029	405,000	424,688
144A, 10.5%, 7/15/2032 (b)	1,430,000	1,579,779
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028	1,065,000	1,038,898
CCO Holdings LLC:
144A, 4.25%, 2/1/2031	1,860,000	1,709,061
144A, 4.5%, 8/15/2030	3,325,000	3,130,527
144A, 5.375%, 6/1/2029	6,210,000	6,139,950
144A, 6.375%, 9/1/2029	2,355,000	2,387,371
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028 (b)	950,000	950,701
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027	2,430,000	2,429,105
CommScope LLC, 144A, 4.75%, 9/1/2029	704,000	703,007
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	1,370,000	1,366,921
CSC Holdings LLC, 144A, 4.125%, 12/1/2030	5,170,000	3,170,262
DirecTV Financing LLC, 144A, 8.875%, 2/1/2030	2,868,000	2,904,015
Discovery Communications LLC, 4.125%, 5/15/2029	2,560,000	2,473,958
DISH DBS Corp., 144A, 5.75%, 12/1/2028 (b)	2,130,000	2,091,133
DISH Network Corp., 144A, 11.75%, 11/15/2027	4,515,000	4,699,122
EchoStar Corp.:
6.75%, 11/30/2030, PIK	2,053,507	2,103,753
10.75%, 11/30/2029	1,915,000	2,117,609
Flash Compute LLC, 144A, 7.25%, 12/31/2030	1,599,000	1,584,230
Getty Images, Inc., 144A, 10.5%, 11/15/2030	480,000	483,966
Gray Media, Inc., 144A, 7.25%, 8/15/2033	727,000	742,870
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028	580,000	530,700
Iliad Holding SAS, 144A, 7.0%, 10/15/2028	2,415,000	2,445,028
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	635,000	443,833
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028	2,160,000	2,062,800
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031	2,700,000	2,477,497
144A, 4.625%, 6/1/2028	1,545,000	1,531,177
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031	2,165,000	2,284,198
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	2,035,000	2,038,477
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)	995,000	915,538
Snap, Inc., 144A, 6.875%, 3/1/2033	1,005,000	1,041,426
TEGNA, Inc., 4.625%, 3/15/2028	1,750,000	1,732,011
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028	2,000,000	1,988,537
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028	2,785,000	2,884,355
144A, 9.375%, 8/1/2032	485,000	521,284
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031	1,924,000	1,984,970
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	2,005,000	1,975,239

Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		2,085,000	2,045,626
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,914,159
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033		1,183,000	1,198,412
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029		1,045,000	1,011,351
5.05%, 3/15/2042		1,320,000	928,950
Windstream Services LLC:
144A, 7.5%, 10/15/2033		1,778,000	1,822,642
144A, 8.25%, 10/1/2031		1,738,000	1,824,500
WULF Compute LLC, 144A, 7.75%, 10/15/2030		2,403,000	2,475,687
Ziggo BV, 144A, 4.875%, 1/15/2030		1,620,000	1,531,275
			92,692,147
Consumer Discretionary 11.1%
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033		1,445,000	1,471,846
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	950,000	1,147,343
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032		1,345,000	1,285,349
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,003,000	979,919
Carnival Corp.:
144A, 5.75%, 8/1/2032		2,395,000	2,457,943
144A, 5.875%, 6/15/2031		5,954,000	6,149,910
Crocs, Inc.:
144A, 4.125%, 8/15/2031		530,000	489,624
144A, 4.25%, 3/15/2029		1,270,000	1,229,069
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		2,045,000	2,009,213
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		2,121,000	2,212,585
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		2,375,000	2,282,571
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		1,018,000	978,662
Mohegan Tribal Gaming Authority, 144A, 8.25%, 4/15/2030		1,400,000	1,459,363
NCL Corp., Ltd.:
144A, 6.25%, 9/15/2033		2,381,000	2,379,997
144A, 6.75%, 2/1/2032		1,471,000	1,506,190
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		1,580,000	1,541,702
144A, 2.75%, 3/9/2028		1,585,000	1,506,007
144A, 5.55%, 9/13/2029		1,245,000	1,240,592
144A, 6.125%, 9/30/2030		576,000	576,080
Odeon Finco PLC, 144A, 12.75%, 11/1/2027 (b)		700,000	721,745
Papa John's International, Inc., 144A, 3.875%, 9/15/2029		1,154,000	1,094,511
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	3,066,000	3,494,977
144A, 5.125%, Perpetual		1,530,000	1,522,100
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		1,904,000	1,946,545
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		672,000	655,657
Staples, Inc.:
144A, 10.75%, 9/1/2029		2,116,000	2,103,686
144A, 12.75%, 1/15/2030		300,000	251,717
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,960,000	2,079,797
Wolverine World Wide, Inc., 144A, 4.0%, 8/15/2029		965,000	892,000
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		5,400,000	5,325,160
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		500,000	494,086
144A, 6.875%, 4/14/2028		1,230,000	1,255,099
			54,741,045
Consumer Staples 1.6%
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		945,000	874,663
Coty, Inc., 144A, 5.6%, 1/15/2031		970,000	978,823

Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032	775,000	812,212
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029 (b)	2,365,000	2,221,028
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029	1,285,000	1,348,863
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031	1,840,000	1,845,910
		8,081,499
Energy 13.6%
Aethon United BR LP, 144A, 7.5%, 10/1/2029	3,457,000	3,621,816
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	3,508,000	3,622,403
144A, 6.625%, 7/15/2033	4,276,000	4,425,848
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032	1,940,000	2,058,869
Caturus Energy LLC, 144A, 8.5%, 2/15/2030	935,000	973,750
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030	470,000	492,588
144A, 8.75%, 7/1/2031	860,000	892,165
144A, 9.625%, 6/15/2033	1,673,000	1,806,201
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033	1,010,000	958,441
144A, 7.625%, 4/1/2032	1,645,000	1,594,864
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	2,526,000	2,669,320
Genesis Energy LP:
8.0%, 5/15/2033	805,000	835,672
8.25%, 1/15/2029	2,395,000	2,500,097
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	2,112,000	2,181,022
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,340,000	1,360,036
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032	2,128,000	2,245,411
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	713,000	734,160
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	2,815,000	2,928,591
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	917,000	905,336
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	757,000	724,828
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029	1,240,000	1,287,076
NuStar Logistics LP, 6.375%, 10/1/2030	3,495,000	3,678,480
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,240,000	1,289,543
SM Energy Co., 144A, 7.0%, 8/1/2032	1,981,000	1,947,459
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,247,000	1,293,074
Sunoco LP:
4.5%, 5/15/2029	1,000,000	981,767
4.5%, 4/30/2030	2,650,000	2,587,791
144A, 7.875%, Perpetual	985,000	1,011,866
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	766,462	785,076
Transocean International Ltd.:
144A, 7.875%, 10/15/2032	1,734,000	1,810,991
144A, 8.75%, 2/15/2030	1,080,000	1,128,501
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)	570,000	548,585
144A, 9.0%, Perpetual	594,000	469,100
144A, 9.5%, 2/1/2029	693,000	718,279
144A, 9.875%, 2/1/2032	2,370,000	2,448,382
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 6/15/2034	1,884,000	1,925,039
144A, 7.75%, 5/1/2035	3,895,000	4,264,844
Vital Energy, Inc.:
144A, 7.875%, 4/15/2032 (b)	970,000	955,725
9.75%, 10/15/2030	525,000	550,948
		67,213,944

Financials 8.4%
Acrisure LLC, 144A, 6.75%, 7/1/2032		2,394,000	2,466,079
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027		1,550,000	1,540,148
144A, 6.5%, 10/1/2031		1,197,000	1,233,732
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	415,000	502,667
144A, 6.875%, 2/15/2031	EUR	1,045,000	1,265,752
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		700,000	727,514
Asurion LLC & Asurion Co-Issuer, Inc., 144A, 8.0%, 12/31/2032		1,258,000	1,305,315
Burford Capital Global Finance LLC:
144A, 6.25%, 4/15/2028		2,110,000	2,098,564
144A, 6.875%, 4/15/2030		965,000	941,022
144A, 7.5%, 7/15/2033		500,000	477,131
CrossCountry Intermediate HoldCo LLC:
144A, 6.5%, 10/1/2030		1,881,000	1,918,612
144A, 6.75%, 12/1/2032		1,121,000	1,139,190
EZCORP, Inc., 144A, 7.375%, 4/1/2032		4,571,000	4,849,639
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		1,865,000	1,853,039
144A, 6.875%, 3/1/2032		850,000	884,171
Freedom Mortgage Holdings LLC:
144A, 6.875%, 5/1/2031		1,838,000	1,839,105
144A, 8.375%, 4/1/2032		461,000	485,278
144A, 9.25%, 2/1/2029		825,000	865,300
goeasy Ltd., 144A, 9.25%, 12/1/2028		1,335,000	1,372,690
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		1,909,000	1,965,896
Icahn Enterprises LP, 9.75%, 1/15/2029		640,000	638,042
Navient Corp.:
4.875%, 3/15/2028		740,000	731,717
5.5%, 3/15/2029 (b)		530,000	526,108
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		2,545,000	2,637,251
PennyMac Financial Services, Inc., 144A, 7.125%, 11/15/2030		1,910,000	2,007,847
Starwood Property Trust, Inc.:
144A, (REIT), 5.25%, 10/15/2028		1,369,000	1,378,955
144A, (REIT), 6.0%, 4/15/2030		1,619,000	1,661,745
144A, (REIT), 6.5%, 10/15/2030		2,223,000	2,317,686
			41,630,195
Health Care 6.4%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		3,707,000	3,855,343
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		2,035,000	1,959,371
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029		1,280,000	1,224,007
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		940,000	930,631
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		585,000	450,450
144A, 11.0%, 9/30/2028		671,000	695,049
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		6,735,000	6,502,858
144A, 4.0%, 3/15/2031		1,010,000	956,974
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,590,230
144A, 5.25%, 5/15/2030		2,095,000	1,967,609
144A, 6.0%, 1/15/2029		755,000	754,785
144A, 6.875%, 4/15/2029		775,000	689,750
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		955,000	912,716

Genmab A/S:
144A, 6.25%, 12/15/2032		1,515,000	1,552,642
144A, 7.25%, 12/15/2033		995,000	1,045,160
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		505,000	495,129
144A, 8.375%, 2/15/2032		1,987,000	2,156,817
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		2,030,000	1,996,394
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		1,925,000	2,021,251
			31,757,166
Industrials 5.2%
ATS Corp., 144A, 4.125%, 12/15/2028		2,710,000	2,643,423
Enviri Corp., 144A, 5.75%, 7/31/2027		1,670,000	1,670,897
FTAI Aviation Investors LLC, 144A, 7.0%, 5/1/2031		1,305,000	1,374,280
Hillenbrand, Inc., 3.75%, 3/1/2031		5,290,000	5,299,379
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		665,000	669,961
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,106,800
Stena International SA, 144A, 7.25%, 1/15/2031		2,965,000	3,022,539
Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/2030		1,227,000	1,272,059
TransDigm, Inc., 144A, 6.375%, 5/31/2033		4,560,000	4,679,139
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		490,000	465,522
Wabash National Corp., 144A, 4.5%, 10/15/2028		660,000	617,302
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		1,565,000	1,560,200
			25,381,501
Information Technology 3.8%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	1,265,000	1,548,022
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,135,000	1,186,121
144A, 9.0%, 9/30/2029		3,610,000	3,759,852
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		1,179,000	1,096,202
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		985,000	1,033,254
144A, 8.625%, 5/15/2032		1,155,000	1,219,994
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		1,623,000	1,668,437
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		1,545,000	1,347,360
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,735,000	1,555,883
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		990,000	970,178
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,212,111
Unisys Corp., 144A, 10.625%, 1/15/2031 (b)		810,000	828,414
Viasat, Inc., 144A, 6.5%, 7/15/2028		1,345,000	1,307,672
			18,733,500
Materials 11.7%
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		4,074,000	4,230,544
Ashland, Inc., 144A, 3.375%, 9/1/2031		8,065,000	7,377,069
Avient Corp., 144A, 6.25%, 11/1/2031		2,888,000	2,968,451
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	893,977
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		1,425,000	1,513,132
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028		1,440,000	1,506,449
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		2,002,000	2,125,423
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		618,000	592,973
144A, 6.875%, 11/1/2029		665,000	688,748
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028 (b)		905,000	588,250
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		5,590,000	5,463,934

First Quantum Minerals Ltd.:
144A, 7.25%, 2/15/2034		2,538,000	2,668,212
144A, 8.0%, 3/1/2033		902,000	963,288
FMC Corp., 8.45%, 11/1/2055		615,000	486,776
Fortescue Treasury Pty. Ltd., 144A, 4.375%, 4/1/2031		532,000	514,510
HB Fuller Co., 4.25%, 10/15/2028		303,000	299,801
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		3,800,000	3,778,928
INEOS Styrolution Ludwigshafen GmbH, REG S, 2.25%, 1/16/2027	EUR	660,000	726,904
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		665,000	601,134
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		1,550,000	1,497,492
LABL, Inc., 144A, 9.5%, 11/1/2028		910,000	574,184
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031		1,745,000	1,819,693
144A, 8.0%, 11/1/2027		730,000	745,549
New Gold, Inc., 144A, 6.875%, 4/1/2032		1,144,000	1,214,061
Novelis Corp., 144A, 4.75%, 1/30/2030		2,820,000	2,724,121
Olin Corp.:
5.0%, 2/1/2030 (b)		2,560,000	2,517,170
144A, 6.625%, 4/1/2033		1,065,000	1,056,979
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		4,416,000	4,437,822
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		1,715,000	1,715,417
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		695,000	712,112
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		820,000	574,046
			57,577,149
Real Estate 4.8%
Iron Mountain, Inc.:
144A, (REIT), 4.5%, 2/15/2031		1,280,000	1,220,170
144A, (REIT), 5.25%, 7/15/2030		3,345,000	3,304,542
MPT Operating Partnership LP:
(REIT), 4.625%, 8/1/2029		575,000	481,729
144A, (REIT), 8.5%, 2/15/2032		1,572,000	1,678,791
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		4,960,000	4,843,355
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		855,000	877,829
144A, (REIT), 8.0%, 7/15/2030		1,467,000	1,500,247
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028		2,847,000	2,572,709
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029		1,085,000	1,041,944
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		6,000,000	5,915,653
			23,436,969
Utilities 3.9%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		7,828,000	7,898,272
Electricite de France SA, 144A, 9.125%, Perpetual		1,755,000	2,040,984
NRG Energy, Inc., 144A, 3.625%, 2/15/2031		1,065,000	995,224
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		2,480,000	2,445,984
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		489,251	492,162
TransAlta Corp., 5.875%, 2/1/2034		1,433,000	1,442,902
Vistra Corp., 144A, 7.0%, Perpetual		2,410,000	2,452,087
VoltaGrid LLC, 144A, 7.375%, 11/1/2030		1,411,000	1,397,942
			19,165,557
Total Corporate Bonds (Cost $431,541,111)			440,410,672

Convertible Bonds 1.1%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $5,508,975)		5,600,000	5,495,280

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (Cost $706,131)	700,000	714,793

Loan Participations and Assignments 3.2%
Senior Loans (c)
Asurion LLC, Term Loan B3, 1/31/2028 (d)	495,000	494,151
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.172%, 9/27/2029	1,466,269	1,466,064
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.966%, 7/8/2030	508,725	493,463
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.6%, 6/30/2028	239,765	243,105
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.75%, 2/1/2029	1,208,203	1,214,849
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 4.35%, 4/16/2029	6,445,343	6,420,786
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 6.716%, 3/1/2029	385	356
TransDigm, Inc., Term Loan J, 1 mo. USD Term SOFR + 2.5%, 6.216%, 2/28/2031	2,433,823	2,445,712
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.466%, 8/1/2030	2,862,108	2,872,398
Total Loan Participations and Assignments (Cost $15,565,642)		15,650,884

	Shares	Value ($)

Exchange-Traded Funds 3.5%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	65,000	2,471,625
iShares Broad USD High Yield Corporate Bond ETF	65,000	2,430,675
iShares Core S&P 500 ETF	3,600	2,465,784
State Street SPDR Portfolio High Yield Bond ETF	310,000	7,337,700
Xtrackers USD High Yield Corporate Bond ETF (e)	67,816	2,497,663
Total Exchange-Traded Funds (Cost $17,023,671)		17,203,447

Common Stocks 0.4%
Industrials 0.1%
Quad Graphics, Inc.	1,950	12,227
Luxco Co., Ltd.* (f)	24,136	419,087
		431,314
Real Estate 0.2%
Crown Castle, Inc. (REIT)	2,800	248,836
Equity Residential (REIT)	4,000	252,160
Lamar Advertising Co. "A" (REIT)	1,900	240,502
Mid-America Apartment Communities, Inc. (REIT)	1,800	250,038
Simon Property Group, Inc. (REIT)	1,300	240,643
		1,232,179
Utilities 0.1%
Eversource Energy	3,700	249,121
Pinnacle West Capital Corp.	2,800	248,360
		497,481
Total Common Stocks (Cost $2,144,148)		2,160,974

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $1,482,531)	6,700	71,432

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (g) (h) (Cost $15,311,964)	15,311,964	15,311,964

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 3.77% (g) (Cost $9,035,339)	9,035,339	9,035,339

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $498,319,512)	102.6	506,054,785
Other Assets and Liabilities, Net	(2.6)	(12,842,356)
Net Assets	100.0	493,212,429
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Exchange-Traded Funds 0.5%
Xtrackers USD High Yield Corporate Bond ETF (e)
—	4,878,178	2,397,300	8,647	8,138	39,384	—	67,816	2,497,663
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (g) (h)
16,057,794	—	745,830 (i)	—	—	40,986	—	15,311,964	15,311,964
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 3.77% (g)
5,515,992	58,170,900	54,651,553	—	—	83,180	—	9,035,339	9,035,339
21,573,786	63,049,078	57,794,683	8,647	8,138	163,550	—	24,415,119	26,844,966

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $14,747,881, which is 3.0% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	All or a portion of the security represents unsettled loan commitments at December 31, 2025 where the rate will be determined at the time of settlement.
(e)	Affiliated fund managed by DBX Advisors LLC.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	687,553	EUR	590,849	1/30/2026	7,833	State Street Bank and Trust
EUR	634,008	USD	746,465	1/30/2026	284	State Street Bank and Trust
Total unrealized appreciation					8,117

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	(7,319,408)	USD	8,468,581	1/30/2026	(145,828)	State Street Bank and Trust
EUR	(602,773)	USD	699,713	1/30/2026	(9,707)	State Street Bank and Trust
Total unrealized depreciation					(155,535)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$440,410,672	$—	$440,410,672
Convertible Bonds	—	5,495,280	—	5,495,280
Government & Agency Obligations	—	714,793	—	714,793
Loan Participations and Assignments	—	15,650,884	—	15,650,884
Exchange-Traded Funds	17,203,447	—	—	17,203,447
Common Stocks
Industrials	12,227	—	419,087	431,314
Real Estate	1,232,179	—	—	1,232,179
Utilities	497,481	—	—	497,481
Warrants	—	—	71,432	71,432
Short-Term Investments (a)	24,347,303	—	—	24,347,303
Derivatives (b)
Forward Foreign Currency Contracts	—	8,117	—	8,117
Total	$43,292,637	$462,279,746	$490,519	$506,062,902

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(155,535)	$—	$(155,535)
Total	$—	$(155,535)	$—	$(155,535)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHIF-PH1